Changes in liabilities from financing activities	12 Months Ended
Dec. 31, 2024
Changes in liabilities from financing activities

29.	Changes in liabilities from financing activities

	2024
	Short-term loans	Long-term loans (including current portion)	Lease liabilities	Total liabilities from financing activities
January 1	$6,964,927	$980,200	$105,745	$8,050,872
Net cash flow from financing activities	2,034,824	-	(205,321)	1,829,503
Proceeds from long-term loans	-	482,284	-	482,284
Payments on long-term loans	-	(421,063)	-	(421063)
Effect of foreign exchange rate changes	-	(3,653)	(26,426)	(31,229)
Changes from other activities	-	-	289,777	290,927
December 31	$8,999,751	$1,037,768	$163,775	$10,201,294

	2023
	Short-term loans	Long-term loans (including current portion)	Lease liabilities	Total liabilities from financing activities
January 1	$6,328,892	$1,223,636	$4,491,496	$12,044,024
Net cash flow from financing activities	-	(176,487)	(4,261,578)	(4,438,065)
Proceeds from long-term loans	636,035	-	(206,147)	429,888
Payments on long-term loans	-	642,467	-	642,467
Changes from other activities	-	(709,416)	-	(709,416)
Exchange adjustment	-	-	81,974	81,974
December 31	$6,964,927	$980,200	$105,745	$8,050,872

a)	Net cash flow of short-term loans represents the renewal of short-term loans that have expired.

b)	Net cash flow of lease liabilities represents the payment of lease rentals.

c)	Changes in lease liabilities are due from right-of-use assets.